UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07377
Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2011
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (95.9%)
	Air Freight & Logistics (1.8%)
152,121	Expeditors International of Washington, Inc.	$7,271,384

	Capital Markets (2.6%)
142,383	Greenhill & Co., Inc.	10,227,371

	Chemicals (2.8%)
155,131	Monsanto Co.	11,152,368

	Commercial Services & Supplies (2.8%)
418,810	Edenred (France) (a)	11,037,022

	Communications Equipment (2.5%)
252,749	Motorola Solutions, Inc. (a)	9,766,221

	Computers & Peripherals (7.2%)
80,323	Apple, Inc. (a)	28,370,887

	Distributors (2.9%)
1,900,465	Li & Fung Ltd. (Bermuda) (b)	11,601,972

	Diversified Financial Services (6.7%)
1,174,511	BM&F Bovespa SA (Brazil)	7,927,490
269,824	Leucadia National Corp.	8,939,269
267,829	MSCI, Inc. (Class A) (a)	9,507,930

		26,374,689

	Food Products (2.2%)
147,808	Mead Johnson Nutrition Co.	8,846,309

	Health Care Equipment & Supplies (2.5%)
29,888	Intuitive Surgical, Inc. (a)	9,801,770

	Health Care Technology (2.3%)
204,134	athenahealth, Inc. (a)	9,255,436

	Hotels, Restaurants & Leisure (7.5%)
225,454	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	8,740,852
237,694	Las Vegas Sands Corp. (a)	11,086,048
216,428	PF Chang’s China Bistro, Inc.	10,050,916

		29,877,816

	Information Technology Services (3.0%)
249,801	Teradata Corp. (a)	11,945,484

	Internet & Catalog Retail (9.2%)
149,031	Amazon.com, Inc. (a)	25,825,582
51,547	NetFlix, Inc. (a)	10,653,218

		36,478,800

	Internet Software & Services (12.6%)
117,225	Baidu, Inc. (ADR) (Cayman Islands) (a)	14,202,981
445,944	Facebook, Inc. (a)(c)(d)	9,810,768
33,103	Google, Inc. (Class A) (a)	20,305,380
218,500	Tencent Holdings Ltd. (Cayman Islands) (b)	5,819,937

		50,139,066

	Life Sciences Tools & Services (5.4%)
181,553	Illumina, Inc. (a)	12,599,778
122,826	Techne Corp.	8,805,396

		21,405,174

	Media (1.9%)
130,958	Naspers Ltd. (Class N) (South Africa)	7,528,065

	Metals & Mining (4.7%)
9,191,895	Lynas Corp. Ltd. (Australia) (a)	18,515,172

	Oil, Gas & Consumable Fuels (4.3%)
126,747	Range Resources Corp.	6,882,362
227,068	Ultra Petroleum Corp. (Canada) (a)	10,297,534

		17,179,896

	Professional Services (4.6%)
177,353	CoStar Group, Inc. (a)	10,050,595

Morgan Stanley Multi Cap Growth Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

253,455	Verisk Analytics, Inc. (Class A) (a)	$8,199,269

		18,249,864

	Real Estate Management & Development (3.9%)
455,831	Brookfield Asset Management, Inc. (Class A) (Canada)	15,452,671

	Software (2.5%)
74,579	Salesforce.com, Inc. (a)	9,864,564

	Total Common Stocks (Cost $263,650,341)	380,342,001

	Convertible Preferred Stocks (0.4%)
	Alternative Energy (0.4%)
580,266	Better Place, Inc. (Cost $1,740,798) (a)(c)(d)	1,740,798

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (3.8%)
	Investment Company
15,124	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $15,124,235)		15,124,235

	Total Investments (Cost $280,515,374) (f)(g)	100.1%	397,207,034
	Liabilities in Excess of Other Assets	(0.1)	(355,986)

	Net Assets	100.0%	$396,851,048

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	At February 28, 2011, the Fund held fair valued securities valued at $11,551,566, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The market value and percentage of net assets, $54,502,168 and 13.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Multi Cap Growth Trust
Notes to Portfolio of Investments ▪ February 28, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Multi Cap Growth Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$7,271,384	$7,271,384	—	—
Capital Markets	10,227,371	10,227,371	—	—
Chemicals	11,152,368	11,152,368	—	—
Commercial Services & Supplies	11,037,022	—	$11,037,022	—
Communications Equipment	9,766,221	9,766,221	—	—
Computers & Peripherals	28,370,887	28,370,887	—	—
Distributors	11,601,972	—	11,601,972	—
Diversified Financial Services	26,374,689	26,374,689	—	—
Food Products	8,846,309	8,846,309	—	—
Health Care Equipment & Supplies	9,801,770	9,801,770	—	—
Health Care Technology	9,255,436	9,255,436	—	—
Hotels, Restaurants & Leisure	29,877,816	29,877,816	—	—
Information Technology Services	11,945,484	11,945,484	—	—
Internet & Catalog Retail	36,478,800	36,478,800	—	—
Internet Software & Services	50,139,066	34,508,361	5,819,937	$9,810,768
Life Sciences Tools & Services	21,405,174	21,405,174	—	—
Media	7,528,065	—	7,528,065	—
Metals & Mining	18,515,172	—	18,515,172	—
Oil, Gas & Consumable Fuels	17,179,896	17,179,896	—	—
Professional Services	18,249,864	18,249,864	—	—
Real Estate Management & Development	15,452,671	15,452,671	—	—
Software	9,864,564	9,864,564	—	—

Total Common Stocks	380,342,001	316,029,065	54,502,168	9,810,768

Convertible Preferred Stocks	1,740,798	—	—	1,740,798
Short-Term Investment — Investment Company	15,124,235	15,124,235	—	—

Total	$397,207,034	$331,153,300	$54,502,168	$11,551,566

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 28, 2011, the Fund did not have any investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$3,651,161
Net purchases (sales)	6,208,461
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	1,691,944
Realized gains (losses)	—

Ending Balance	$11,551,566

Net change in unrealized appreciation/depreciation from investments still held as of February 28, 2011	$1,691,944

Limited Access
Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Multi Cap Growth Trust
/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2011